Total
U.S. GLOBAL INVESTORS FUNDS Global Luxury Goods Fund World Precious Minerals Fund (together, the “Funds”) Investor Class Shares Supplement dated May 15, 2024, to the Prospectus dated May 1, 2024
Global Luxury Goods Fund
1.The sections entitled “Fees and Expenses of the Fund” and “Example” for the Global Luxury Goods Fund, on page 1 of the Funds’ Prospectus, are deleted in their entirety and replaced with the following:
FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. These fees are paid directly from your investment. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tales and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Global Luxury Goods Fund Global Luxury Goods Fund
Maximum sales charge	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Luxury Goods Fund Global Luxury Goods Fund
Management fee	1.12%	[1]
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.68%
Total annual fund operating expenses	2.05%
Expense waiver	(0.18%)	[2]
Total annual expenses after reimbursements	1.87%
[1]	The management fee is presented as of the Fund’s fiscal year ended December 31, 2023, and reflects performance adjustments applied during the period. The management fee was previously subject to an upward or downward adjustment depending upon the performance of the fund relative to its designated benchmark index, the S&P Composite 1500 Index, over a 12-month rolling period (the “performance adjustment”). This performance adjustment began to be phased out on April 1, 2024, and will cease on April 1, 2025. In the phase-out period, performance can only be adjusted downward. If the fund’s cumulative performance falls below the S&P Composite 1500 Index by 5% or more, the base advisory fee of 1.00% will be decreased by 0.25%. Therefore, the fund’s management fee will range from a minimum of 0.75% (in the event that the performance of the fund lags the S&P Composite 1500 Index by 5% or more) to a maximum of 1.00% (in the event that the performance of the fund lags the S&P Composite 1500 Index by less than 5% or exceeds the S&P Composite 1500 Index).
[2]	The Adviser has contractually limited the total fund operating expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 1.75% for the Global Luxury Goods Fund on an annualized basis through April 30, 2025 (the “Expense Cap”). The Expense Cap may not be changed or terminated during this period without approval of the fund’s Board of Trustees. The Adviser’s obligations under the Expense Cap are applied prior to any performance adjustments to the management fee.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global Luxury Goods Fund | Global Luxury Goods Fund | USD ($)	190	625	1,087	2,365

World Precious Minerals Fund
2.The sections entitled “Fees and Expenses of the Fund” and “Example” for the World Precious Minerals Fund, on page 11 of the Funds’ Prospectus, are deleted in their entirety and replaced with the following:
FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. These fees are paid directly from your investment. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tales and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	World Precious Minerals Fund World Precious Minerals Fund
Maximum sales charge	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	World Precious Minerals Fund World Precious Minerals Fund
Management fee	0.72%	[1]
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.77%
Total annual fund operating expenses	1.74%
Expense waiver	(0.27%)	[2]
Total annual expenses after reimbursements	1.47%
[1]	The management fee is presented as of the Fund’s fiscal year ended December 31, 2023, and reflects performance adjustments applied during the period. The management fee was previously subject to an upward or downward adjustment depending upon the performance of the fund relative to its designated benchmark index, the NYSE Arca Gold Miners Index, over a 12-month rolling period (the “performance adjustment”). This performance adjustment began to be phased out on April 1, 2024, and will cease on April 1, 2025. In the phase-out period, performance can only be adjusted downward. If the fund’s cumulative performance falls below the NYSE Arca Gold Miners Index by 5% or more, the base advisory fee of 1.00% will be decreased by 0.25%. Therefore, the fund’s management fee will range from a minimum of 0.75% (in the event that the performance of the fund lags the NYSE Arca Gold Miners Index by 5% or more) to a maximum of 1.00% (in the event that the performance of the fund lags the NYSE Arca Gold Miners Index by less than 5% or exceeds the NYSE Arca Gold Miners Index).
[2]	The Adviser has contractually limited the total fund operating expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 1.75% for the World Precious Minerals Fund on an annualized basis through April 30, 2025 (the “Expense Cap”). The Expense Cap may not be changed or terminated during this period without approval of the fund’s Board of Trustees. The Adviser’s obligations under the Expense Cap are applied prior to any performance adjustments to the management fee.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
World Precious Minerals Fund | World Precious Minerals Fund | USD ($)	150	522	919	2,029